Description of Organization and Business Operations - Additional Information (Detail)				2 Months Ended	3 Months Ended	11 Months Ended
	Dec. 10, 2020 d $ / shares shares	May 18, 2020 USD ($) $ / shares shares	May 13, 2020	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) d $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation					Feb. 03, 2020	Feb. 03, 2020
Sale of units | shares					20,000,000	20,000,000
Sale of stock price per unit | $ / shares		$ 10.00			$ 10.00	$ 10.00
Net proceeds from sale of units in initial public offering						$ 196,000,000
Amount held in the trust account					$ 202,034,396	202,029,414
Transaction costs		$ 12,785,179		$ 46,240		697,907
Deferred underwriting fees		8,000,000
Original offering cost		785,179
Actual offering costs deferred		732,907
Total transaction costs		$ 12,732,907			$ 12,732,907	$ 12,732,907
Decommissioning trust assets description					The Company’s amended and restated certificate of incorporation as of May 13, 2020 provides that, other than the withdrawal of interest to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the units sold in the Offering (the “public shares”) if the Company is unable to complete a Business Combination within 18 months from the closing of the Offering on May 18, 2020; or (iii) the redemption of the public shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial Business Combination within 18 months from the closing of the Offering on May 18, 2020.	The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the units sold in the Offering (the “public shares”) if the Company is unable to complete a Business Combination within 18 months from the closing of the Offering on May 18, 2020; or (iii) the redemption of the public shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial Business Combination within 18 months from the closing of the Offering on May 18, 2020.
Common stock redemption percentage			100.00%
Public shares redemption percentage			100.00%
Minimum percentage of fair market value of business acquisition to trust account balance					80.00%	80.00%
Cash and short-term investments					$ 202,000,000	$ 202,000,000
Interest income earned					47,119	42,137
Amount of tax obligations to be paid from interest earned in the trust account					12,723	12,723
Interest receivable on cash and marketable securities held in the Trust Account				1,830	$ 1,830	$ 1,716
Date of Agreement					Dec. 10, 2020	Dec. 10, 2020
Common stock, shares issued | shares					7,472,248	7,461,861
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Exercise price of warrants | $ / shares		$ 11.50
Cash					$ 426,268	$ 1,170,301
Working capital (deficit)					$ 1,568,161
Working capital deficit						$ 576,184
Underwriters
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit | $ / shares					$ 10.00	$ 10.00
Transaction costs		$ 4,000,000			$ 4,000,000	$ 4,000,000
Sale of units in private placement | shares					243,479	243,479
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit | $ / shares		$ 10.00			$ 10.00	$ 10.00
Gross proceeds from issuance of unit		$ 8,934,790
Proceeds from sale of units in private placement		6,000,000
Amount held in the trust account		$ 202,000,000
Sale of units in private placement | shares					650,000	650,000
Private Placement | Nomura, Oppenheimer and Odeon
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units | shares		243,479
Proceeds from sale of units or stock		$ 2,434,790
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units | shares		20,000,000
Gross proceeds from issuance of unit		$ 200,000,000
Proceeds from sale of units or stock						$ 187,267,093
Net proceeds from sale of units in initial public offering		$ 196,000,000
Lightning Systems, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares issued | shares	53,922,000
Common Stock, Additional Shares	16,463,096
Number of consecutive trading days for common stock | d	20				20
Lightning Systems, Inc | Tranche 1
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Volume weighted average price of common stock | $ / shares	$ 12.00				$ 12.00
Lightning Systems, Inc | Tranche 2
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Volume weighted average price of common stock | $ / shares	14.00				14.00
Lightning Systems, Inc | Tranche 3
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Volume weighted average price of common stock | $ / shares	$ 16.00				$ 16.00
Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of units or stock				$ 25,000		25,000
Proceeds from sale of units in private placement						$ 6,500,000
Founders | Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units | shares		650,000			650,000	650,000
Sale of units in private placement | shares		893,479
Sale of stock price per unit | $ / shares					$ 10.00	$ 10.00
Proceeds from sale of units or stock		$ 6,500,000				$ 6,500,000
Exercise price of warrants | $ / shares					$ 11.50	$ 11.50
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of share of common stock outstanding					10	10
Percentage of share of common stock issue and outstanding					5	5
Net interest to pay dissolution expenses						$ 100,000
Maximum [Member] | Lightning Systems, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of consecutive trading days for common stock | d	30				30
Minimum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net tangible assets					$ 5,000,001	5,000,001
Convertible Note Subscription Agreements
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Aggregate purchase price of convertible notes					$ 100,000,000	$ 100,000,000
Exercise price of warrants | $ / shares					$ 11.5	$ 11.50
Convertible notes converted to number of share | shares					8,695,652	8,695,652
Convertible notes conversion price | $ / shares					$ 11.50	$ 11.50
Convertible Note Subscription Agreements | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant to purcahse no. of share | shares					8,695,652	8,695,652
PIPE Subscription Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of units in private placement					$ 25,000,000	$ 25,000,000
Common stock, shares issued | shares					2,500,000	2,500,000
Common stock, par value | $ / shares					$ 10.00	$ 10.00